LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Expense	The lease cost was as follows:
	Year ended December 31
	2024	2023	2022
Operating lease cost	3,057	2,348	1,628

Schedule of Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to leases was as follows:
	Year ended December 31
	2024	2023	2022
Operating cash flows from operating leases	3,173	2,530	1,881

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows:

	December 31,
	2024	2023
Operating Leases
Operating lease right-of-use assets	8,732	9,698
Other current liabilities	2,511	2,404
Operating lease liabilities	5,311	6,613
Total operating lease liabilities	7,822	9,017
Weighted Average Remaining Lease Term
Operating leases	3.30 years	2.90 years
Weighted Average Discount Rate
Operating leases	5.24%	4.78%

Schedule of Maturities of Lease Liabilities
As of December 31, 2024, the maturities of lease liabilities were as follows:

Operating Leases
Year Ending December 31,
2025	2,917
2026	2,411
2027	2,124
2028	659
2029 and beyond	353
Total lease payments	8,464
Less imputed interests	(642)
Total	7,822